Fair Value Measurements (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Change in fair value	$ 0	$ (4,334,932)
Balance, Ending	1,733,055
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance, Ending	1,733,055
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance, Opening	0
Established	1,353,842
Modification of Convertible Debt Agreement	0
Conversion to Common Stock	0
Change in fair value	379,213
Reclass to Equity	0
Balance, Ending	1,733,055
Fair Value, Inputs, Level 3 [Member] | Embedded conversion options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance, Opening	780,960	1,823,207
Established	965,484	0
Modification of Convertible Debt Agreement	250,361	0
Conversion to Common Stock	(393,948)	(549,936)
Change in fair value	90,839	(492,311)
Reclass to Equity	(178,156)	0
Balance, Ending	1,515,540	780,960
Fair Value, Inputs, Level 3 [Member] | Contingent consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance, Opening		0
Established		11,109,020
Modification of Convertible Debt Agreement		0
Conversion to Common Stock		0
Change in fair value		4,334,932
Reclass to Equity		(15,443,952)
Balance, Ending		$ 0